Shareholders’ Equity	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity [Abstract]
Shareholders’ equity

Note 14 — Shareholders’ equity

Ordinary shares

WiMi Cayman was established under the laws of Cayman Islands on August 16, 2018 with authorized share of 20,115,570 Class A Ordinary Shares of par value USD 0.0001 each, 466,967,730 Class B Ordinary Shares of par value USD 0.0001 each and 12,916,700 Series A Preferred Shares of par value USD 0.0001 each. Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.

On March 24, 2021, the Company completed its third public offering of 11,173,335 units at the public offering price of USD 7.50 per unit, with each unit consisting of one ADS and four-tenths of a warrant to purchase one ADS at an exercise price of USD 8.60 per ADS and exercisable at any time after the date of issuance and expire on the second anniversary of the date of issuance. Each ADS represents two of the Company’s Class B ordinary shares, par value USD 0.0001 per share. The offering resulted in net proceeds to the Company of approximately USD 79.7 million (RMB 508.1 million) after deducting underwriting commission and other expenses of approximately USD 6.0 million (RMB 38.9 million).

Stock based compensation

On January 26, 2023, the Company’s Board approved the Company’s 2023 Equity Incentive Plan (the “2023 Plan”). The maximum aggregate number of Class B ordinary shares that may be issued under the 2023 Equity Incentive Plan is 23,000,000. The awards could be granted in the form of share options, restricted shares, restricted share units and other local awards.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by WiMi WFOE, Lixin Technology, Shenzhen Weiyixin, Shanghai Weimu, Beijing WiMi and Shenzhen Yitian (collectively “WiMi PRC entities”) only out of its accumulated deficits, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of WiMi PRC entities.

WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, WiMi PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. WiMi PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, WiMi PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict WiMi PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2024, amounts restricted are the paid-in-capital and statutory reserve of WiMi PRC entities, which amounted to RMB 198,189,758 (USD 27,809,081).

Statutory reserve

As of December 31, 2023 and June 30, 2024, WiMi PRC entities collectively attributed RMB 25,647,972 and 25,647,972, of accumulated deficits for their statutory reserves, respectively.